---------------------------
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                                                      ------------------------
                                                      OMB NUMBER 3235-0570

                                                      Expires: Nov. 30, 2005

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                                                      hours per reponse: 5.0
                                                     ---------------------------
                                  UNITED STATES
                        SECURITIES AND EXCHANGE COMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES


Investment Company Act file number    811-09112
                                   -------------------------------------

                        EACM Select Managers Equity Fund
         ---------------------------------------------------------------
               (Exact name of registrant as specified in charter)

           200 Connecticut Avenue, Sixth Floor, Norwalk, CT 06854-1958
         ---------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                   Evaluation Associates Capital Markets Inc.
         ---------------------------------------------------------------
                 200 Connecticut Avenue, Norwalk, CT 06854-1958
         ---------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code: 203-855-2255 (call collect)
                                                    ---------------------------

Date of fiscal year end: December 31, 2003
                         -----------------

Date of reporting period: December 31, 2003
                          -----------------
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policy making roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Report to Shareholders

================================================================================

INVESTMENT MANAGER
Evaluation Associates Capital Markets, Inc.
200 Connecticut Avenue
Sixth Floor
Norwalk, CT 06854-1958

ADMINISTRATOR
Van Eck Associates Corporation
99 Park Avenue
New York, NY 10016

INDEPENDENT AUDITORS
PricewaterhouseCoopers LLP
1055 Broadway
Kansas City, MO 64105

LEGAL COUNSEL
Day, Berry & Howard LLP
CityPlace
Hartford, CT 06103

TRANSFER AGENT
DST Systems, Inc.
210 West 10th Street
Kansas City, MO 64105-1802

CUSTODIAN
Mellon Trust of New England, N.A.
One Boston Place
Boston, MA 02108

--------------------------------------------------------------------------------
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY AN EFFECTIVE PROSPECTUS WHICH INCLUDES MORE COMPLETE INFORMATION SUCH AS CHARGES AND EXPENSES. FOR A PROSPECTUS AND ADDITIONAL INFORMATION ABOUT EACM SELECT MANAGERS EQUITY FUND, PLEASE CALL THE NUMBER LISTED BELOW.


[EACM LOGO]
EACM Select Managers Equity Fund
EACM Securities Inc. -- DISTRIBUTOR
200 Connecticut Avenue
Sixth Floor
Norwalk, CT 06854-1958
(203) 855-2255 (call collect)
www.eacmselect.com

================================================================================


--------------------------------------------------------------------------------


                                   EACM SELECT
                               -------------------
                                    MANAGERS
                               -------------------
                                   EQUITY FUND
                               -------------------
                                     ANNUAL
                               -------------------
                                     REPORT
                               -------------------
                                DECEMBER 31, 2003


--------------------------------------------------------------------------------

                                  [EACM LOGO]

                        EACM SELECT MANAGERS EQUITY FUND

                                 Review of 2003

--------------------------------------------------------------------------------
Dear Fellow Shareholder:

We are very pleased to present the eighth annual report on the EACM Select Managers Equity Fund (the "Fund"). The first part of this review details the performance of the Fund and the factors that influenced it, while the second and third parts summarize the economy and domestic equity market in 2003.

EACM SELECT MANAGERS EQUITY FUND

EACM Select Managers Equity Fund was up 28.92% for the full calendar year 2003, outperforming the S&P 500, which was up 28.69%. The Fund benefited from the broad strength of the US equity markets, posting double-digit gains in each of the 10 economic sectors measured.

Excellent stock selection within the health care sector, which was 14% of the portfolio on a market-weighted based, was a significant contributor to fund performance. Within the Fund, health care issues were up 31.4% versus a gain of 15.1% for the S&P 500-health care economic sector. The relative outperformance of the healthcare sector was due to an overweighting in biotech stocks which were up 50.8% and represented 4% of the Fund versus 1% of the S&P 500 and an underweighting in pharmaceuticals, up 12.5%, but only 5% of the portfolio versus 9% of the S&P 500. Strong performers among biotech issues included Genentech Inc., up 182.2%, and Genzyme Corp., up 66.9%. Both stocks rallied on news of promising new drugs in the pipeline.

The Fund also benefited from good performance from its second largest sector, consumer discretionary issues, which, at 21% of the portfolio, posted a 34.8% gain. Among the consumer discretionary stocks, retail, up 41.9%, was particularly strong, led by Home Depot Inc., up 49.0%.

A number of individual issues also played a key role in Fund performance. The single largest contributor, Crown Castle Int'l Corp., was up 194.1%. The communications equipment maker has been helped by ongoing financial restructuring and increased demand. Cendant Corp., a franchiser of brands such as Avis and Century 21, was also a strong performer, earning 112.5% due to an improving economic environment.

Although the Fund earned double-digit gains in all 10 economic sectors, a couple of groups underperformed relative to their S&P 500 sector benchmarks. Information technology, which was among the best performing groups on an absolute basis, gained 34.5% compared to the S&P 500-information technology group, up 47.3%. Within information technology, the fund was underweight in semiconductors (1.4% versus 2.6%), which were up 55.6%, while overweight in information technology services (2.4% vs. 0.9%) which lost 2.2%. Positions in materials were also a drag on relative performance. Within the Fund, the group was up 26.9%, but a lack of exposure to metals/mining stocks, up 79.7%, cost the Fund 28 basis points.

PERCENT OF NET ASSETS AS OF 12/31/03: GENENTECH INC. (0.44%), GENZYME CORP. (0.92%), HOME DEPOT INC. (1.14%), CROWN CASTLE INT'L CORP. (1.96%) AND CENDANT CORP. (1.86%).

ECONOMIC REVIEW

A difficult winter and a drop in consumer confidence caused by the geo-political events in the early part of the year left the U.S. economy on the verge of falling into recession. With a quick end to the Iraqi regime in April, confidence rebounded. By the third quarter, GDP was up 8.2%, reaching levels not seen in 20 years. And the jobs picture also improved. The outlook for 2004 calls for continued growth in the 4.0% to 5.0% range.

                        EACM SELECT MANAGERS EQUITY FUND

--------------------------------------------------------------------------------

Federal Reserve actions in 2003 were very similar to 2002, with policy makers reducing short-term interest rates only once during the year. After leaving rates unchanged during the first half of the year, policy makers reduced short-term interest rates by 0.25% at their regularly scheduled June 24/25 meeting. Thirteen cuts since early 2001 brought the cumulative reduction to 5.50% (Fed Funds: 6.5% down to 1.00%). This has been the most aggressive pace of cuts since 1982, with rates falling to their lowest levels since the 1950s. Fed Chairman Greenspan described the mid-year rate cut, the first in 7 months, as a fight against "an unwelcome fall in inflation" and an "insurance policy" for continued economic growth. No actions were taken over the balance of the year, as the economy showed clear signs of growth.

THE STOCK MARKET REVIEW

                         QUARTERLY RETURNS
                    ------------------------------    YEAR
                    MARCH    JUNE    SEPT.   DEC.     2003
                    ------  ------  ------  ------   ------

S&P 500 ..........  -3.2%    15.4%    2.6%   12.2%    28.7%
Russell 2000 .....  -4.5     23.4     9.1    14.5     47.3
NASDAQ ...........   0.6     21.1    10.2    12.3     50.8
--------------------------------------------------------------------------------

In 2003, the S&P 500 rose 28.7%, marking the first year of gains since 1999.

The U.S. markets had two distinct phases during 2003. See below.

PERIOD             S&P 500     RUSSELL 2000     NASDAQ
------            --------    --------------   ---------
12/31--3/11         -8.6%         -9.2%          -4.7%
3/11--12/31        +40.9         +62.2          +58.2

As the table above illustrates, the market was on the defensive during the first 21/2 months of the year, before a sustained rally took the Indexes to levels not seen since early 2002.

The year began on an upbeat note, with the equity market rising 6.0% by January 14th. A stronger than expected manufacturing report, the unveiling of the economic stimulus plan and an upbeat forecast by European software provider SAP, set the tone for a strong rebound after a dismal December 2002. But as had been the case since the bear market began, the rally unraveled. For the next eight weeks, through March 11, the market lost 13.8%. This time it was caused by a combination of earnings malaise and tumultuous geopolitical events, with the latter overwhelming the former.

The U.S. announcement of a March 17 deadline for Iraq to disarm or face war removed much uncertainty in this escalating conflict. The markets rallied broadly, rising 11.9% up to and including the second day after the first shots were fired on March 19th. Hopes of a quick resolution to the conflict took center stage. However, a small pull back occurred over the next couple of weeks on news that the U.S. objective would take longer than first thought. But when it became clear, with the fall of Baghdad on April 9th, that coalition forces had secured the oil fields and controlled all key strategic positions, the markets, which had already been moving higher, accelerated their advance.

With geopolitical tensions eased, attention shifted to the economy and earnings. The news on both counts got better and better as the year progressed. By the third quarter, earnings growth was north of 20%, while real GDP growth of 8.2% was the best since 1984. Confidence improved, and employment, which lagged for most of the spring and early summer, started to move higher.

With all of these positive influences, the market advanced almost without interruption for the remainder of the year. During this period, the largest correction was less than 7%. Some negatives did crop up, such as a sharply lower U.S. Dollar, increased terrorist activity and a less than rosy forecast by Wal-Mart Stores, but none of these were enough to derail the advance.

                        EACM SELECT MANAGERS EQUITY FUND

--------------------------------------------------------------------------------
THE MUTUAL FUND CONTROVERSY

We have not uncovered any issues with respect to market-timing and other violations, which have been cited recently by various regulatory authorities. The authorities have reacted to these improprieties by proposing new more stringent regulations for the entire fund industry. Some of the regulations, if enacted, will make it very difficult for smaller mutual funds to operate in a cost-effective manner. The consequence, while unintended, may be to cause many smaller funds to cease operations.

This is a matter which both the Trustees and the sponsoring Manager must consider during 2004. Our performance justifies the continuation of our fund as long as it can be done on a cost-effective basis for the shareholders.

                                    * * * * *

The attached report provides you with the performance results, schedule of investments and the financial statements as of December 31, 2003. As always, should you have any questions, please feel free to contact us at 203-855-2255 (call collect), or visit the fund's website at: www.eacmselect.com.

We thank you for your continued confidence in the EACM Select Managers Equity Fund.

Sincerely,

/s/ Phillip Maisano

Phillip Maisano
President
January 19, 2004


                        EACM SELECT MANAGERS EQUITY FUND
                                  VS. S&P 500

        [The table below represents a line chart in the printed report.]

                                 EAI Select     S&P 500

                 12/31/95        10000          10000
                 12/31/96        11435          12296
                 12/31/97        14732          16398
                 12/31/98        18247          21083
                 12/31/99        23851          25517
                 12/31/00        22565          23192
                 12/31/01        19513          20437
                 12/31/02        14635          15918
                 12/31/03        18868          20485


--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/03
--------------------------------------------------------------------------------
                                                                        SINCE
                                                                      INCEPTION
                                   1 YEAR     3 YEARS     5 YEARS     (1/2/96)
--------------------------------------------------------------------------------
 The Fund .......................   28.92      -5.79        0.67        8.26
--------------------------------------------------------------------------------
 S&P 500 Index ..................   28.69      -4.05       -0.57        9.38
--------------------------------------------------------------------------------

The performance data represents past performance and is not indicative of future results. Investment return and principal value of an investment in the Fund will vary so that shares, when redeemed, may be worth more or less than their original cost.

The Manager is currently waiving certain or all expenses on the Fund. Had the Fund incurred all expenses, investment returns would have been reduced.

The S&P 500 is an unmanaged capitalization weighted index of 500 commonly traded stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of those stocks. The index assumes reinvestment of dividends. Unless otherwise indicated, performance figures are for the month indicated (through the last trading date that month).

                        EACM SELECT MANAGERS EQUITY FUND
                    SCHEDULE OF INVESTMENTS DECEMBER 31, 2003

NO. OF
COMMON
SHARES                             SECURITIES                     VALUE (NOTE 1)
================================================================================
AEROSPACE & DEFENSE: 2.2%
  2,010    L-3 Communications Holdings, Inc.+ ...................   $    103,234
  6,475    Lockheed Martin Corp. ................................        332,815
  2,500    Northrop Grumman Corp. ...............................        239,000
  2,900    United Technologies Corp. ............................        274,833
                                                                    ------------
                                                                         949,882
                                                                    ------------
AIR FREIGHT & LOGISTICS: 1.1%
  3,500    Expeditors International of Washington, Inc. .........        131,810
  3,100    FedEx Corp. ..........................................        209,250
  4,000    Ryder System, Inc. ...................................        136,600
                                                                    ------------
                                                                         477,660
                                                                    ------------
BEVERAGES: 3.5%
  3,300    Anheuser-Busch Co., Inc. .............................        173,844
  6,400    Coca-Cola Co. ........................................        324,800
  4,100    Diageo plc (Sponsored ADR) ...........................        216,726
 16,900    PepsiCo, Inc. ........................................        787,878
                                                                    ------------
                                                                       1,503,248
                                                                    ------------
BIOTECHNOLOGY: 4.5%
  5,500    Affymetrix, Inc.+ ....................................        135,355
  6,000    Amgen, Inc.+ .........................................        370,800
 10,170    Biogen, Inc.+ ........................................        374,053
  2,900    Cephalon, Inc.+ ......................................        140,389
  2,000    Genentech, Inc.+ .....................................        187,140
  7,900    Genzyme Corp.--General Division+ .....................        389,786
  3,100    Invitrogen Corp.+ ....................................        217,000
  4,200    MedImmune, Inc.+ .....................................        106,680
                                                                    ------------
                                                                       1,921,203
                                                                    ------------
CAPITAL MARKETS: 6.8%
  2,900    Bear Stearns Companies, Inc. .........................        231,855
 34,900    Charles Schwab Co. ...................................        413,216
  4,200    Franklin Recourses, Inc. .............................        218,652
  2,900    Goldman Sachs Group, Inc. ............................        286,317
 10,200    J.P. Morgan Chase & Co. ..............................        374,646
  2,100    Lehman Brothers Holdings, Inc. .......................        162,162
  8,050    Merrill Lynch and Co., Inc. ..........................        472,133
 10,830    Morgan Stanley .......................................        626,732
  1,055    SEI Investments Co. ..................................         32,146
  1,190    State Street Corp. ...................................         61,975
                                                                    ------------
                                                                       2,879,834
                                                                    ------------

CHEMICALS: 0.5%
  2,400    E.I. Du Pont de Nemours & Co. ........................   $    110,136
  2,765    Praxair, Inc. ........................................        105,623
                                                                    ------------
                                                                         215,759
                                                                    ------------
COMMERCIAL BANKS: 3.7%
    700    Bank of America Corp. ................................         56,301
  7,400    Charter One Financial, Inc. ..........................        255,670
 11,500    FleetBoston Financial Corp. ..........................        501,975
    630    Popular, Inc. ........................................         28,312
 10,100    U.S. Bancorp .........................................        300,778
  7,205    Wells Fargo & Co. ....................................        424,302
                                                                    ------------
                                                                       1,567,338
                                                                    ------------
COMMERCIAL SERVICES & SUPPLIES: 3.4%
 35,500    Cendant Corp.+ .......................................        790,585
    790    ChoicePoint, Inc.+ ...................................         30,091
  9,000    H&R Block, Inc. ......................................        498,330
  3,700    Valassis Communications, Inc.+ .......................        108,595
                                                                    ------------
                                                                       1,427,601
                                                                    ------------
COMMUNICATIONS EQUIPMENT: 1.2%
  8,100    Cisco Systems, Inc. ..................................        196,749
  8,375    Nokia Oyj (ADR) ......................................        142,375
  3,000    Qualcomm, Inc. .......................................        161,790
                                                                    ------------
                                                                         500,914
                                                                    ------------
COMPUTERS & PERIPHERALS: 3.3%
  8,800    Dell Computer Corp.+ .................................        298,848
 15,300    EMC Corp.+ ...........................................        197,676
 18,550    Hewlett Packard Co. ..................................        426,094
  3,125    International Business Machines Corp. ................        289,625
  2,500    Seagate Technology+ ..................................         47,250
 27,620    Sun Microsystems, Inc.+ ..............................        124,014
                                                                    ------------
                                                                       1,383,507
                                                                    ------------
CONSTRUCTION & ENGINEERING: 0.1%
  1,085    Jacobs Engineering Group, Inc.+ ......................         52,091
                                                                    ------------
CONSUMER FINANCE: 2.8%
  3,500    American Express Co. .................................        168,805
  4,500    Capital One Financial Corp. ..........................        275,805
 20,720    MBNA Corp. ...........................................        514,892
  5,600    SLM Corp. ............................................        211,008
                                                                    ------------
                                                                       1,170,510
                                                                    ------------


4                       See Notes to Financial Statements

                        EACM SELECT MANAGERS EQUITY FUND
              SCHEDULE OF INVESTMENTS DECEMBER 31, 2003 (continued)


NO. OF
COMMON
SHARES                             SECURITIES                     VALUE (NOTE 1)
================================================================================
CONTAINERS & PACKAGING: 0.2%
  3,820    Pactiv Corp.+ ........................................   $     91,298
                                                                    ------------
DIVERSIFIED FINANCIAL SERVICES: 2.3%
  8,610    Citigroup, Inc. ......................................        417,929
  9,600    Moody's Corp. ........................................        581,280
                                                                    ------------
                                                                         999,209
                                                                    ------------
DIVERSIFIED TELECOMM SERVICES: 0.2%
  1,740    Alltel Corp. .........................................         81,049
                                                                    ------------
ELECTRIC UTILITIES: 0.2%
  1,400    Exelon Corp. .........................................         92,904
                                                                    ------------
ELECTRICAL EQUIPMENT: 0.2%
  2,700    American Power Conversion Corp. ......................         66,015
                                                                    ------------
ELECTRONIC EQUIPMENT &
INSTRUMENTATION: 1.5%
  5,000    Agilent Technologies, Inc.+ ..........................        146,200
  1,250    Amphenol Corp. (Class A)+ ............................         79,913
  6,100    Jabil Circuit, Inc.+ .................................        172,630
  7,110    Waters Corp.+ ........................................        235,768
                                                                    ------------
                                                                         634,511
                                                                    ------------
ENERGY EQUIPMENT & SERVICES: 0.9%
  3,000    Schlumberger Ltd. ....................................        164,160
  9,300    Transocean, Inc.+ ....................................        223,293
                                                                    ------------
                                                                         387,453
                                                                    ------------
FOOD & STAPLES RETAILING: 1.1%
  8,440    Wal-Mart Stores, Inc. ................................        447,742
                                                                    ------------
FOOD PRODUCTS: 1.7%
  3,500    Hershey Foods Corp. ..................................        269,465
  8,400    Wrigley (Wm.) Jr. Co. ................................        472,164
                                                                    ------------
                                                                         741,629
                                                                    ------------
HEALTHCARE EQUIPMENT & SUPPLIES: 3.3%
  2,000    Alcon, Inc. ..........................................        121,080
  7,300    Baxter International, Inc. ...........................        222,796
  7,500    Becton Dickinson & Co. ...............................        308,550
    585    C.R. Bard, Inc. ......................................         47,531
  2,115    DENTSPLY International, Inc. .........................         95,535
  1,230    Edwards Lifesciences Corp.+ ..........................         36,998
  6,300    Guidant Corp. ........................................        379,260
  2,300    Stryker Corp. ........................................        195,523
                                                                    ------------
                                                                       1,407,273
                                                                    ------------
HEALTHCARE PROVIDERS & SERVICES: 3.1%
  5,400    Anthem, Inc.+ ........................................   $    405,000
    945    Cardinal Health, Inc. ................................         57,796
 10,105    Caremark Rx, Inc.+ ...................................        255,960
  9,475    HCA, Inc. ............................................        407,046
  3,200    UnitedHealth Group ...................................        186,176
                                                                    ------------
                                                                       1,311,978
                                                                    ------------
HOTELS, RESTAURANTS & LEISURE: 2.8%
  2,050    Brinker International, Inc.+ .........................         67,978
 14,100    Harrah's Entertainment, Inc. .........................        701,757
 14,000    McDonalds Corp. ......................................        347,620
  1,600    Starwood Hotels and Resorts
              Worldwide, Inc. ...................................         57,552
                                                                    ------------
                                                                       1,174,907
                                                                    ------------
HOUSEHOLD PRODUCTS: 1.0%
  3,300    Kimberly-Clark Corp. .................................        194,997
  2,445    Proctor & Gamble Co. .................................        244,207
                                                                    ------------
                                                                         439,204
                                                                    ------------
INDUSTRIAL CONGLOMERATES: 1.7%
  7,385    General Electric Co. .................................        228,787
 19,500    Tyco International Ltd. ..............................        516,750
                                                                    ------------
                                                                         745,537
                                                                    ------------
INFORMATION TECHNOLOGY SERVICES: 4.0%
  2,870    Accenture Ltd. (Class A)+ ............................         75,538
  2,605    Affiliated Computer Services,
              Inc. (Class A)+ ...................................        141,868
  4,000    Automatic Data Processing, Inc. ......................        158,440
  6,700    Concord EFS, Inc.+ ...................................         99,428
    850    DST Systems, Inc.+ ...................................         35,496
 19,500    First Data Corp. .....................................        801,255
  2,570    Fiserv, Inc.+ ........................................        101,541
  1,065    Hewitt Associates, Inc. (Class A)+ ...................         31,844
  6,300    Sabre Holdings Corp. .................................        136,017
  4,020    Sungard Data Systems, Inc.+ ..........................        111,394
                                                                    ------------
                                                                       1,692,821
                                                                    ------------
INSURANCE: 3.2%
  5,400    Ace Ltd. .............................................        223,668
  3,320    American International Group, Inc. ...................        220,050
    150    Berkshire Hathaway, Inc. (Class B)+ ..................        422,250
  1,270    Lincoln National Corp. ...............................         51,270


                        See Notes to Financial Statements                      5

                        EACM SELECT MANAGERS EQUITY FUND
              SCHEDULE OF INVESTMENTS DECEMBER 31, 2003 (continued)


NO. OF
COMMON
SHARES                             SECURITIES                     VALUE (NOTE 1)
================================================================================
INSURANCE: (CONTINUED)
  4,495    Marsh & McLennan Cos., Inc. ..........................   $    215,266
  5,500    St. Paul Cos., Inc. ..................................        218,075
                                                                    ------------
                                                                       1,350,579
                                                                    ------------
INTERNET & CATALOG RETAIL: 0.4%
  3,000    EBAY, Inc.+ ..........................................        193,770
                                                                    ------------
MACHINERY: 0.4%
  2,800    Deere & Co. ..........................................        182,140
                                                                    ------------
MEDIA: 11.3%
 17,051    Cablevision Systems Corp.- New York Group (Class A)+ .        398,823
  6,800    Clear Channel Communications, Inc. ...................        318,444
  4,400    Comcast Corp. (Special Class A)+ .....................        137,632
  8,300    EchoStar Communications Corp.+ .......................        282,200
 23,000    Entravision Communications Corp. (Class A)+ ..........        255,300
  4,500    Fox Entertainment Group, Inc. (Class A)+ .............        131,175
  2,400    Gannett Co., Inc. ....................................        213,984
  9,884    Hughes Electronics Corp.+ ............................        163,582
  1,400    Lamar Advertising Co.+ ...............................         52,248
 12,800    Liberty Media Corp.+ .................................        152,192
  5,700    McGraw-Hill Companies, Inc. ..........................        398,544
 11,511    Metro-Goldwyn-Mayer Inc.+ ............................        196,723
  7,406    News Corp. Ltd. (ADR) ................................        224,037
  2,300    Omnicon Group, Inc. ..................................        200,859
  8,500    Time Warner, Inc.+ ...................................        152,915
    950    Tribune Co. ..........................................         49,020
 10,800    Univision Communications, Inc. (Class A)+ ............        428,652
 13,178    Viacom, Inc. (Class B) ...............................        584,840
  5,300    Walt Disney Co. ......................................        123,649
  3,300    Westwood One, Inc.+ ..................................        112,893
  4,407    WPP Group PLC (ADR) ..................................        216,604
                                                                    ------------
                                                                       4,794,316
                                                                    ------------
MULTILINE RETAIL: 1.5%
  4,300    Dollar Tree Stores, Inc.+ ............................        129,258
 10,100    Family Dollar Stores, Inc. ...........................        362,388
  1,600    Federated Department Stores, Inc. ....................         75,408
  1,850    Target Corp. .........................................         71,040
                                                                    ------------
                                                                         638,094
                                                                    ------------
OFFICE ELECTRONICS: 0.3%
  9,700    Xerox Corp.+ .........................................   $    133,860
                                                                    ------------
OIL & GAS: 1.7%
  3,400    Anadarko Petroleum Corp. .............................        173,434
  4,334    ChevronTexaco Corp. ..................................        374,414
  4,245    Exxon Mobil Corp. ....................................        174,045
                                                                    ------------
                                                                         721,893
                                                                    ------------
PAPER & FOREST PRODUCTS: 0.8%
  1,700    International Paper Co. ..............................         73,287
  4,400    Weyerhaeuser Co. .....................................        281,600
                                                                    ------------
                                                                         354,887
                                                                    ------------
PERSONAL PRODUCTS: 1.0%
  1,285    Avon Products, Inc. ..................................         86,725
  9,015    Gillette Co. .........................................        331,121
                                                                    ------------
                                                                         417,846
                                                                    ------------
PHARMACEUTICALS: 4.1%
  8,585    Abbott Laboratories ..................................        400,061
  2,100    Eli Lilly & Co. ......................................        147,693
  4,000    Johnson & Johnson ....................................        206,640
  5,000    Merck & Co., Inc. ....................................        231,000
 18,335    Pfizer, Inc. .........................................        647,776
  2,600    Wyeth ................................................        110,370
                                                                    ------------
                                                                       1,743,540
                                                                    ------------
SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT: 2.1%
  4,200    Analog Devices, Inc. .................................        191,730
  6,200    Applied Materials, Inc.+ .............................        139,190
  6,700    Intel Corp. ..........................................        215,740
  4,000    Novellus Systems, Inc.+ ..............................        168,200
  6,500    Texas Instruments, Inc. ..............................        190,970
                                                                    ------------
                                                                         905,830
                                                                    ------------
SOFTWARE: 4.7%
  4,800    Adobe Systems, Inc. ..................................        188,640
    465    Fair Isaac Corp. .....................................         22,859
 30,005    Microsoft Corp. ......................................        826,338
 31,200    Oracle Corp.+ ........................................        411,840
 11,400    Symantec Corp.+ ......................................        395,010
  4,000    Veritas Software Corp.+ ..............................        148,640
                                                                    ------------
                                                                       1,993,327
                                                                    ------------

6                       See Notes to Financial Statements

                        EACM SELECT MANAGERS EQUITY FUND
              SCHEDULE OF INVESTMENTS DECEMBER 31, 2003 (continued)

NO. OF
COMMON
SHARES                             SECURITIES                     VALUE (NOTE 1)
================================================================================
SPECIALTY RETAIL: 1.7%
  6,000    Gap, Inc. ............................................  $    139,260
 13,600    Home Depot, Inc. .....................................       482,664
  5,500    TJX Cos Inc USD COM ..................................       121,275
                                                                   ------------
                                                                        743,199
                                                                   ------------
TEXTILE & APPAREL: 1.0%
  1,595    Fossil, Inc.+ ........................................        44,676
  1,615    Liz Claiborne, Inc. ..................................        57,268
  4,600    Nike, Inc. (Class B) .................................       314,916
                                                                   ------------
                                                                        416,860
                                                                   ------------
THRIFTS & MORTGAGE FINANCE: 4.6%
  1,273    Doral Financial Corp. ................................        41,076
 13,565    Federal Home Loan Mortgage Corp. .....................       791,111
 13,110    Federal National Mortgage Association ................       984,037
  1,300    Golden West Financial Corp. ..........................       134,147
                                                                   ------------
                                                                      1,950,371
                                                                   ------------
TOBACCO: 0.2%
  1,295    Altria Group, Inc. ...................................        70,474
                                                                   ------------
WIRELESS TELECOM SERVICE: 2.4%
 24,200    AT&T Wireless+ .......................................  $    193,358
 75,400    Crown Castle International Corp.+ ....................       831,658
                                                                   ------------
                                                                      1,025,016
                                                                   ------------
TOTAL COMMON STOCKS: 98.7%
(cost: $36,616,833) .............................................    41,999,079
                                                                   ------------
SHORT-TERM INVESTMENT: 2.6%
1,097,184  Dreyfus Cash Management Fund (Institutional Shares) ..     1,097,184
                                                                   ------------
TOTAL SHORT-TERM INVESTMENT
(cost: $1,097,184) ..............................................     1,097,184
                                                                   ------------
TOTAL INVESTMENTS: 101.3%
(cost: $37,714,017) .............................................    43,096,263
OTHER ASSETS LESS LIABILITIES: (1.3)% ...........................      (558,164)
                                                                   ------------
NET ASSETS: 100% ................................................  $ 42,538,099
                                                                   ------------

----------

Glossary:
   ADR--American Depository Receipt
   + Non-income producing.


                        See Notes to Financial Statements                      7

                        EACM SELECT MANAGERS EQUITY FUND
================================================================================

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2003

ASSETS:
Investments, at value (cost: $37,714,017)(Note 1)                  $ 43,096,263
Cash                                                                      3,730
Receivables:
  Securities sold                                                       387,687
  Capital shares sold                                                    60,755
  Dividends and interest                                                 45,345
                                                                   ------------
    Total assets                                                     43,593,780
                                                                   ------------
LIABILITIES:
Payables:
  Capital shares redeemed                                               935,619
  Dividends payable                                                         871
  Management fee                                                         28,963
  Administration fee                                                      8,197
  Securities purchased                                                    7,477
  Accrued expenses                                                       74,554
                                                                   ------------
    Total liabilities                                                 1,055,681
                                                                   ------------
NET ASSETS                                                         $ 42,538,099
                                                                   ============
Net asset value, maximum offering price and
  redemption price per share
  ($42,538,099 / 5,643,804 shares of beneficial
  interest outstanding with an unlimited number of
  no par value shares authorized)                                  $       7.54
                                                                   ------------
Composition of net assets:
  Aggregate paid in capital                                          45,603,899
  Net unrealized appreciation of investments                          5,382,246
  Accumulated net realized loss                                      (8,448,046)
                                                                   ------------
                                                                   $ 42,538,099
                                                                   ============
================================================================================
STATEMENT OF OPERATIONS
Year Ended December 31, 2003

INCOME:
Dividends (net of foreign taxes withheld of $849)                   $    436,908
Interest                                                                   9,721
                                                                    ------------
    Total income                                                         446,629

EXPENSES:
Management (Note 2)                              $    352,189
Administrative (Note 2)                               100,000
Insurance                                              80,963
Professional                                           78,198
Custodian                                              61,709
Transfer agent                                         36,449
Trustees                                               30,000
Shareholder reports                                    20,778
Registration                                           15,309
Other                                                  12,542
                                                 ------------
    Total expenses                                    788,137
                                                 ------------

STATEMENT OF OPERATIONS (CONTINUED)
Fees waived by the Manager (Note 2)                                $   (347,901)
                                                                   ------------
  Net expenses                                                          440,236
                                                                   ------------
  Net investment income                                                   6,393
                                                                   ------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS: (NOTE 3)
Net realized loss from investments                                   (2,067,750)
Net change in unrealized depreciation of investments                 11,963,177
                                                                   ------------
Net realized and unrealized gain on investments                       9,895,427
                                                                   ------------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                       $  9,901,820
                                                                   ============
================================================================================
STATEMENTS OF CHANGES IN NET ASSETS

                                                   YEAR ENDED       YEAR ENDED
                                                  DECEMBER 31,     DECEMBER 31,
                                                      2003             2002
                                                  ------------     ------------
INCREASE (DECREASE) IN
  NET ASSETS:
Operations:
  Net investment income (loss)                    $      6,393     $    (53,425)
  Net realized loss
   from investments                                 (2,067,750)      (4,388,901)
  Net change in unrealized
   appreciation (depreciation)
   of investments                                   11,963,177       (8,297,222)
                                                  ------------     ------------
  Net increase (decrease) in net assets
   resulting from operations                         9,901,820      (12,739,548)
                                                  ------------     ------------
Dividends to shareholders from: (Note1)
  Net investment income                                (11,517)              --
Capital share transactions*:
  Net proceeds from sales of shares 14,342,253       3,289,749
  Reinvestment of dividends                             10,646               --
  Cost of shares redeemed                          (16,870,721)      (5,521,602)
                                                  ------------     ------------
  Decrease in net assets
   resulting from capital share
   transactions                                     (2,517,822)      (2,231,853)
                                                  ------------     ------------
  Total increase (decrease) in net assets            7,372,481      (14,971,401)
NET ASSETS:
  Beginning of year                                 35,165,618       50,137,019
                                                  ------------     ------------
  End of year                                     $ 42,538,099     $ 35,165,618
                                                  ============     ============
*SHARES OF BENEFICIAL INTEREST
ISSUED AND REDEEMED:
Shares sold                                          2,104,091          488,701
Reinvestment of dividends                                1,412               --
Shares redeemed                                     (2,473,309)        (906,681)
                                                  ------------     ------------
Net decrease                                          (367,806)        (417,980)
                                                  ============     ============

8                       See Notes to Financial Statements

                        EACM SELECT MANAGERS EQUITY FUND
================================================================================

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year:

                                                                           YEAR ENDED DECEMBER 31,
                                                    ----------------------------------------------------------------
                                                      2003          2002          2001          2000          1999
                                                    --------      --------      --------      --------      --------
Net Asset Value, Beginning of Year ..............   $   5.85      $   7.80      $   9.02      $  11.13      $  10.29
                                                    --------      --------      --------      --------      --------
Income From Investment Operations:
Net Investment Income (Loss) ....................         --(c)      (0.01)        (0.02)        (0.02)        (0.02)
Net Gain (Loss) on Investments
  (both realized and unrealized) ................       1.69         (1.94)        (1.20)        (0.58)         3.18
                                                    --------      --------      --------      --------      --------
Total From Investment Operations ................       1.69         (1.95)        (1.22)        (0.60)         3.16
Less Distributions from:
  Net Investment Income .........................         --(c)         --            --            --            --
  Net Realized Gain on Investments ..............         --            --            --         (1.51)        (2.32)
                                                    --------      --------      --------      --------      --------
Total Distributions .............................         --            --            --         (1.51)        (2.32)
                                                    --------      --------      --------      --------      --------
Net Asset Value, End of Year ....................   $   7.54      $   5.85      $   7.80      $   9.02      $  11.13
                                                    ========      ========      ========      ========      ========
Total Investment Return(a) ......................      28.92%       (25.00)%      (13.53)%       (5.39)%       30.71%

                                                                                                            ========
RATIOS/SUPPLEMENTARY DATA
Net Assets, End of Year (000) ...................   $ 42,538      $ 35,166      $ 50,137      $ 63,748      $ 65,545
Ratio of Gross Expenses to Average Net Assets ...       2.06%         1.85%         1.66%         1.56%         1.60%
Ratio of Net Expenses to Average Net Assets .....       1.15%         1.15%         1.15%         1.15%         1.15%
Ratio of Net Investment Income (Loss)
  to Average Net Assets(b) ......................       0.02%        (0.13%)       (0.21%)       (0.21%)       (0.19%)
Portfolio Turnover Rate .........................         77%           50%           70%           93%           82%

----------
(a) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the year, reinvestment of distributions at net asset value on the payable date and a redemption on the last day of the year.

(b)  Ratios  would have been  (0.89%),  (0.83%),  (0.72%),  (0.62%) and (0.64%), respectively, had the Manager not waived and assumed expenses.

(c)  Amount represents $0.002 per share.


                        See Notes to Financial Statements                      9

                        EACM SELECT MANAGERS EQUITY FUND
================================================================================

NOTES TO FINANCIAL STATEMENTS

NOTE 1--ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES:

EACM Select Managers Equity Fund (the "Fund") formerly EAI Select Managers Equity Fund, is organized as a Massachusetts business trust on September 27, 1995, is registered under the Investment Company Act of 1940 as an open-end diversified management company. At a meeting of the Board of Trustees of the Fund, including the "non-interested" Trustees (as defined in the Investment Company Act of 1940, as amended) held on November 7, 2003 the Trustees agreed to change the name of the Fund from EAI Select Managers Equity Fund to EACM Select Managers Equity Fund. The primary investment objective of the Fund is to achieve long-term capital appreciation.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The financial statements are presented in conformity with generally accepted accounting principles in the United States. The preparation of financial statements in conformity with generally accepted accounting principles in the United States requires management to make estimates and assumptions that affect reported amounts in the financial statements. Actual results could differ from these estimates.

A. SECURITY VALUATION--Securities traded on national exchanges or traded in the NASDAQ National Market System are valued at the last sales prices reported at the close of business on the principal markets for such securities on the last business day of the year. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the last bid price. Short-term obligations with more than sixty days remaining to maturity are valued at market. Short-term obligations with sixty days or less to maturity are valued at amortized cost, which, with accrued interest, approximates market value. Securities for which quotations are not readily available are stated at fair value as determined by the Board of Trustees.

B. FEDERAL INCOME TAXES--It is the Fund's policy to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

C. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS--Distributions to shareholders are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from such amounts reported in accordance with generally accepted accounting principles in the United States. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require reclassification.

D. SECURITY TRANSACTIONS AND INVESTMENT INCOME--Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on securities are determined on the specific identification cost method. Dividend income is recorded on ex-dividend date. Interest income is accrued as earned.

NOTE 2--AGREEMENTS AND TRANSACTIONS OF RELATED PARTIES--Evaluation Associates Capital Markets, Inc. (the "Manager"), a wholly owned subsidiary of EACM Partners, L.P. (the "Parent"), earned fees of $352,189 for the year ended December 31, 2003 for management of the Fund. The fee is based on an annual rate of 0.92% of average daily net assets. For the year ended December 31, 2003, the Manager agreed to waive management fees and assumed expenses in the amount of $347,901 which represents the amount exceeding a self imposed expense limitation of 1.15% of average daily net assets per annum through December 31, 2003. Effective January 1, 2004 the limitation changed to 1.25% and will remain in effect until December 31, 2004.

Certain officers and trustees of the Fund are officers, directors, or partners of the Manager or Parent.

Affiliates of the Manager or Parent and service providers to the Fund own 2,867,550 shares (50.8%) and 340,196 shares (6.0%), respectively, of the outstanding shares of the Fund. Additionally, 1,633,236 shares are owned by three other shareholders, each of whom owns 15.6%, 7.6% and 5.7% of the outstanding shares of the Fund, respectively.

The Manager pays from its management fee four Subadvisers a fee at the annual rate of 0.375 of 1% and one Subadviser a fee at the annual rate of 0.25 of 1% of the average monthly net asset value of the Fund managed by that Subadviser. One of the Subadvisers reimbursed the Fund $4,688 for a trading loss incurred by the Fund during the year ended December 31, 2003.

At December 31, 2003, the Subadvisers are Iridian Asset Management LLC, Goldman Sachs Asset Management,

                        EACM SELECT MANAGERS EQUITY FUND
================================================================================

NOTES TO FINANCIAL STATEMENTS (CONTINUED)


L.P. Mastrapasqua Asset Management, Inc., Chartwell Investment Partners., and Siphron Capital Management. On February 13, 2003 the Board of Trustees met and terminated the subadvisery agreement of Cohen, Klingenstein & Marks, Inc. and approved the subadvisery agreement of Chartwell Investment Partners effective March 7, 2003.

In accordance with a Portfolio Accounting and Administration Agreement with Van Eck Associates Corporation, the Fund accrued $100,000 in administration fees for the year ended December 31, 2003. The annual fee is graduated, beginning at 0.20 of 1% of the average daily net assets of less than $100 million to 0.12 of 1% of the average daily net assets in excess of $260 million. There is a minimum annual fee of $100,000 payable to Van Eck Associates Corporation.

The Fund accrued $46,100 of legal fees payable to Day, Berry & Howard LLP, counsel to the Fund, for the year ended December 31, 2003 for legal services in conjunction with the Fund's ongoing operations.

DISTRIBUTION AGREEMENT--Under the terms of a Distribution Agreement with the Fund, EACM Securities Inc., a wholly owned subsidiary of the Parent, serves as the Distributor of the Fund's shares. EACM Securities, Inc., does not receive any fees for services provided pursuant to this agreement.

NOTE 3--PURCHASES AND SALES--Purchases and sales of securities, other than U.S. government securities and short-term obligations, aggregated $28,468,213 and $30,556,114, respectively, for the year ended December 31, 2003. For federal income tax purposes the cost of investments owned at December 31, 2003 was $38,823,640.

Primary differences between book and tax basis unrealized appreciation is primarily attributable to wash sales. As of December 31, 2003, net unrealized appreciation for federal income tax purposes aggregated $4,272,623 of which $5,141,932 related to appreciated securities and $869,309 related to depreciated securities.

NOTE 4--CAPITAL LOSS CARRYFORWARDS--At December 31, 2003, the Fund had for tax purposes, capital loss carryforwards of $7,338,423. The capital loss carryforwards of $1,903,579, $5,013,774 and $421,070 expire on December 31, 2011, December 31, 2010 and December 31, 2009, respectively.

                        EACM SELECT MANAGERS EQUITY FUND
================================================================================

TAX INFORMATION (UNAUDITED)

By now shareholders to whom year-end tax reporting is required by the IRS should have received their 2003 Form 1099 DIV from the Fund.

During the year ended December 31, 2003, the Fund paid a dividend in the amount of $0.002 per share. This dividend was paid from net investment income. Pursuant to the Jobs and Growth Tax Relief Reconciliation Act of 2003, this dividend of net investment income is qualified dividend income and is eligible for a maximum allowable rate of 15% for individuals.

For the year ended December 31, 2003 100% of the income paid qualified for dividends received deduction available to corporation.

Shareholders are advised to consult with their own tax advisors as to the Federal, state and local tax status of the income received.

                        EACM SELECT MANAGERS EQUITY FUND
================================================================================

Report of Independent Auditors

To the Board of Directors and Shareholders of the EACM Select Managers Equity Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the EACM Select Managers Equity Fund (the "Fund") at December 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 2003 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP
Kansas City, Missouri

February 9, 2004

                                                 EACM SELECT MANAGERS EQUITY FUND
====================================================================================================================================

TRUSTEE'S/OFFICER'S NAME,
ADDRESS(1), AGE, POSITION(S)
HELD WITH FUND AND LENGTH
OF SERVICE AS AN EACM SELECT                                                                                 OTHER DIRECTORSHIPS
TRUSTEE OR OFFICER(2):                PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS:                        HELD:
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES

Phillip N. Maisano (56)*+#            Chairman, Chief Executive Officer, President and Director of           None
Trustee, Chief Executive Officer      Evaluation Associates Holding Corporation ("Holding"), which
and President since 1995              is the general partner of EACM Partners, L.P., an investment consulting and  management  company and parent of the Manager,
                                      (the "Parent"); Chairman, Chief Executive Officer and Director
                                      of Evaluation Associates Capital Markets, Incorporated (the
                                      "Manager"), an investment management company and investment adviser to the Fund; Chairman and Director of EACM Securities Inc.
                                      (the "Distributor"), a registered broker/dealer and the distributor for the Fund.

------------------------------------------------------------------------------------------------------------------------------------
Keith Stransky (52)*#                 Senior Vice President of Holding; Executive Vice President of          None
Trustee and Senior Vice               the Manager.
President since 1995

------------------------------------------------------------------------------------------------------------------------------------
NON-INTERESTED TRUSTEES

Charles E. Collard (70) @^            President, Collard Network L.L.C., insurance claims and lawsuit        None
Trustee since 1995                    consulting company.
------------------------------------------------------------------------------------------------------------------------------------

Neal Jewell (68) @^                   Retired/part-time independent consultant.                              Trustee of Diversified
Trustee since 1995                                                                                           Investment Portfolios
------------------------------------------------------------------------------------------------------------------------------------

James Schuppenhauer (60)+@^           Vice President, Administration and Finance, Belmont                    None
Trustee since 1995                    Abbey College.
------------------------------------------------------------------------------------------------------------------------------------

OFFICERS

Peter Gwiazdowski (50)*               Vice President and Treasurer of the Manager.                           None
Treasurer (Chief Financial &
Accounting Officer) since 1995
------------------------------------------------------------------------------------------------------------------------------------

                                                 EACM SELECT MANAGERS EQUITY FUND
====================================================================================================================================

OFFICERS (CONT'D)

Andrew R. Mylott (39)*                Associate Schulte Roth & Zabel LLP (1998-1999); Counsel to the         None
Vice President and                    Manager (1999-2000); Vice President and Counsel of the Manager,
Secretary since 2003                  Holding and the Distributor.
---------------------------------------------------------------------------------------------------------------------------

Thomas H. Elwood (56)&                Vice President and Secretary of funds advised by Van Eck               None
99 Park Avenue                        Associates Corporation and officer of funds distributed and
New York, NY 10016                    administered by Van Eck Associates Corporation; Vice President
Assistant Secretary since 1998        and/or General Counsel of Van Eck Associates Corporation
                                      and other affiliated companies.

----------

(1) The address for each Trustee/Officer is 200 Connecticut Avenue, Suite 600, Norwalk, CT 06854, except where noted.

(2) Each trustee serves for an indefinite term, until his resignation, death or removal. Officers are elected yearly by the Trustees.

*    An "interested person" as defined in the Investment Company Act of 1940.

+ Member of the Executive Committee--exercises general powers of Board of Trustees between meetings of the Board. The committee did not meet in 2003.

# Member of the Nominating Committee for interested Trustees. Such committee will not consider nominees recommended by shareholders. The committee did not meet in 2003.

^ Member of the Nominating Committee for non-interested Trustees. Such committee will not consider nominees recommended by shareholders. The committee did not meet in 2003.

@ Member of the Audit Committee--reviews fees, services, procedures, conclusions and recommendations of independent auditors. The Audit Committee met three times in the year ended December 31, 2003.

& Thomas H. Elwood resigned as Assistant Secretary, effective February 11, 2004. A proposed replacement will be recommended at the next regularly scheduled Board of Trustees meeting.

Item 2.         Code of Ethics.

        (a) The Registrant has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive and senior financial officers.

        (b) The Registrant has not amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

        (c) The Registrant has not granted a wavier or an implicit wavier from a provision of its Code of Ethics during the period covered by the Shareholder report presented in Item 1 hereto.

        (d) The registrant's Code of Ethics is attached as an Exhibit hereto.

Item 3.         Audit Committee Financial Expert.

        (a)i On May 15, 2003 the Registrant's board of trustees determined that the registrant has at least one audit committee financial expert serving on the audit committee.

        (a)ii The audit committee financial expert is James W. Schuppenhauer who is independent (as defined in the instructions to Form N-CSR
                Item 3 (a) (2)).

Item 4.         Principal Accountant Fees and Services.

                Fees Billed by PricewaterhouseCoopers LLP Related to the Fund.

                PricewaterhouseCoopers LLP billed the Fund aggregate fees for services rendered to the Fund for the last two years as follows:

                                                         2003            2002
                                                       -------         -------
                Audit Fees                             $23,000         $22,000
                Audit -Related Fees                    $ 5,000         $    --
                Tax Compliance Fees                    $ 5,000         $ 5,000
                All Other fees                         $    --         $    --
                Totals                                 $33,000         $27,000

                PricewaterhouseCoopers LLP billed the Fund aggregate non-audit fees of $10,000 (43% of audit fees) for the year ended December 31, 2003, and $5,000 (23% of audit fees) for the year ended December 31, 2002 for non-audit services rendered to the Fund. The non-audit services were for tax compliance and on-site reviews of certain subadvisers of the Fund. All non-audit services and fees, for both years shown, were pre-approved by the Fund's audit committee.

                Pursuant to its charter, the Fund's audit committee will:

                     o Pre-approve all audit and non-audit services, to be provided to the Fund, by the independent accountants as required by Section 10A of the Securities Exchange Act of 1934.

                     o Approve all Evaluation Associates Capital Markets, Inc. (Investment Manager) non-audit services, provided by the Fund's independent accountants that relate to the Fund.

                     o Authorize the Chairman of the audit committee to approve, between meeting dates, appropriate non-audit services; however, the Chairman is required to report, at the next meeting of the audit committee, all such approvals.

                     o After review, including review of independence issues, recommend to the board of trustees the independent auditors to be selected to audit the financial statements of the Fund.

                PricewaterhouseCoopers LLP billed the Fund and Evaluation Associates Capital Markets Inc. ("Investment Manager") and EACM Securities, Inc. (the "Distributor") aggregate fees for non-audit services rendered for the last two years as follows:

                                                         2003            2002
                                                       -------         -------
                Audit-Related                          $ 5,000         $    --
                Tax compliance                         $21,692         $35,999
                All other fees                         $50,500         $    --
                Totals                                 $77,192         $35,999

                The audit committee of the board of trustees concluded that the non-audit services provided by PricewaterhouseCoopers LLP to the Fund, the Investment Manager and to the Distributor are compatible with maintaining the principal accountant's independence.

Item 5.         Audit Committee of Listed Registrants.

                Not applicable.

Item 6.         Reserved.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                Not Applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

                Not Applicable.

Item 9.         Submission of Matters to a Vote of Security Holders.

                Not applicable and not required until reporting periods after January 1, 2004.

Item 10.        Controls and Procedures.

        (a) The Chief Executive Officer and the Chief Financial officer have concluded that the EACM Select Managers Equity Fund disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the EACM Select Managers Equity Fund is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

        (b) There were no significant changes in EACM Select Managers Equity Fund internal controls or in other factors that could significantly affect these controls subsequent to the date of the evaluation referenced in (a) above.

Item 11.    Exhibits.

        (a)     The Code of Ethics is attached as EX-99.CODE ETH

        (b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

        (c) Certifications of principal executive officer and principal financial officer as required by rule 30a-2(b) under the Investment Company Act of 1940 are attached as Exhibit 99.906CERT

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                        EACM SELECT MANAGERS EQUITY FUND
--------------------------------------------------------------------------------

By
                           /s/ Phillip N. Maisano
--------------------------------------------------------------------------------
                               Phillip N. Maisano
                             Chief Executive Officer

Dated:  February 24, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By
                           /s/ Phillip N. Maisano
--------------------------------------------------------------------------------
                               Phillip N. Maisano
                             Chief Executive Officer

Dated:  February 24, 2004

By
                          /s/ Peter P. Gwiazdowski
--------------------------------------------------------------------------------
                              Peter P. Gwiazdowski
                             Chief Financial Officer

Dated:  February 24, 2004